Consolidated Statements of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Unrealized foreign currency translation, tax recovery	$ (3)	$ 15
Other, income tax expense (recovery)	$ 4	$ 21